Concentration of Risk (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentration of Risk [Line Items]
Cash deposits (in Yuan Renminbi)	¥ 500,000
Description of credit risk	cash balance of RMB 134,632,690 (USD 18,891,044) was deposited with financial institutions located in China, of which RMB 85,596,777 (USD 12,010,548) was subject to credit risk. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2024, cash balance of HKD 314,685,799 approximately RMB 287,207,435 (USD 40,299,634) was maintained at financial institutions in Hong Kong, of which HKD 293,869,533 approximately RMB 268,208,845 (USD 37,633,839) was subject to credit risk. The Singapore Deposit Insurance Corporation Limited (SDIC) insures deposits in a Deposit Insurance (DI) Scheme member bank or finance company up to SGD 75,000 (approximately USD 57,000) per account. As of June 30, 2024, cash balance of SGD 8,025,551 approximately RMB 42,366,886 (USD 5,944,728) was maintained at DI Scheme banks in Singapore, of which SGD 7,845,610 approximately RMB 41,416,976 (USD 5,811,441) was subject to credit risk. In the US, the insurance coverage of each bank is USD 250,000. As of June 30, 2024, cash balance of USD 5,396,880 (RMB 38,462,484) was deposited with a financial institution located in US, of which USD 4,752,401 (RMB 33,869,411) was subject to credit risk. The Company’s short-term investments are mainly securities traded in US and Hong Kong markets held in a brokerage account in Hong Kong. The HK securities are protected by Investor Compensation Fund regulated by Securities and Futures Commission for up to HKD 500,000 per account. As of June 30, 2024, a total of RMB 4,190,079 (USD 587,933) short-term investments deposited with a securities company located in Hong Kong was subject to credit risk.
Customer Concentration Risk [Member] | One Customers [Member] | Revenue Benchmark [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	11.50%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	35.30%	27.30%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.80%	14.50%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage		10.90%
Customer Concentration Risk [Member] | One Vendor [Member] | Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	14.40%
Customer Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage		26.50%
Customer Concentration Risk [Member] | Two Vendor [Member] | Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.90%
Customer Concentration Risk [Member] | Two Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage		25.10%
Customer Concentration Risk [Member] | Three Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage		13.30%
Customer Concentration Risk [Member] | Four vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage		11.70%
Credit Concentration Risk [Member] | Two Customers [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	17.10%
Credit Concentration Risk [Member] | One Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	32.50%
Credit Concentration Risk [Member] | Three Vendor [Member] | Purchases [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	10.20%
Credit Concentration Risk [Member] | Three Vendor [Member] | Accounts Payable [Member]
Concentration of Risk [Line Items]
Concentration risk percentage	15.10%